Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued payroll	$ 6,495	$ 6,201	$ 5,075
Product warranty, current	3,480	3,589	2,146
Income tax payable	786	931	8
Other accrued expenses	1,157	1,929	1,118
Total accrued liabilities	$ 11,918	$ 12,650	$ 8,347